SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
PROPERTY AND EQUIPMENT COST, BEGINNING BALANCE	$ 22,446,853	$ 22,012,421
Additions	600,253
Change in ARO estimates	(134,751)	(1,453,888)
Foreign exchange translation	(1,080,729)	1,888,320
PROPERTY AND EQUIPMENT COST, ENDING BALANCE	21,831,626	22,446,853
DEPRECIATION, BEGINNING BALANCE	8,147	3,752
Depreciation	9,129	3,877
Foreign exchange translation	(530)	518
DEPRECIATION, ENDING BALANCE	16,746	8,147
CARRYING AMOUNTS	21,814,880	22,438,706
Vehicles [member]
IfrsStatementLineItems [Line Items]
PROPERTY AND EQUIPMENT COST, BEGINNING BALANCE	28,515	26,262
Additions	289,522
Change in ARO estimates
Foreign exchange translation	(3,931)	2,253
PROPERTY AND EQUIPMENT COST, ENDING BALANCE	314,106	28,515
DEPRECIATION, BEGINNING BALANCE	8,147	3,752
Depreciation	7,153	3,877
Foreign exchange translation	(504)	518
DEPRECIATION, ENDING BALANCE	14,796	8,147
CARRYING AMOUNTS	299,310	20,368
Storage [member]
IfrsStatementLineItems [Line Items]
PROPERTY AND EQUIPMENT COST, BEGINNING BALANCE
Additions	310,731
Change in ARO estimates
Foreign exchange translation	(5,952)
PROPERTY AND EQUIPMENT COST, ENDING BALANCE	304,779
DEPRECIATION, BEGINNING BALANCE
Depreciation	1,976
Foreign exchange translation	(26)
DEPRECIATION, ENDING BALANCE	1,950
CARRYING AMOUNTS	302,829
Shootaring Mill [member]
IfrsStatementLineItems [Line Items]
PROPERTY AND EQUIPMENT COST, BEGINNING BALANCE	22,418,338	21,986,159
Additions
Change in ARO estimates	(134,751)	(1,453,888)
Foreign exchange translation	(1,070,846)	1,886,067
PROPERTY AND EQUIPMENT COST, ENDING BALANCE	21,212,741	22,418,338
DEPRECIATION, BEGINNING BALANCE
Depreciation
Foreign exchange translation
DEPRECIATION, ENDING BALANCE
CARRYING AMOUNTS	$ 21,212,741	$ 22,418,338